Condensed Interim Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Current assets
Cash and cash equivalents	$ 8,638,468	$ 61,973	$ 28,064
Accounts receivable	89,528	78,692	42,864
Prepaid expenses	252,571	102,714	35,172
Total current assets	8,980,567	243,379	106,100
Non-current assets
Equipment (note 4) (note 6)	272,543	207,810	52,050
Right-of-use assets (note 5) (note 7)	185,325	212,755
Long term deposit	68,939	68,939	68,939
Mining interests (note 7) (note 8)	1	1	1
Total assets	9,507,375	732,884	227,090
Current liabilities
Accounts payable (notes 7 and 15) (notes 8 and 17)	3,275,968	4,389,964	3,421,625
Accrued liabilities (notes 7 and 14) (notes 8 and 15)	10,292,031	7,216,114	2,896,025
Other liabilities			57,307
DSU liability (note 13) (note 14)	753,791	549,664
Interest payable (notes 8 and 9) (notes 9 and 10)	483,059	403,933	201,507
Convertible loan payable (note 8) (note 9)	1,600,000	1,600,000	1,744,327
Promissory notes payable (note 9) (note 10)		836,592
Current portion of lease liability (note 10) (note 11)	106,866	102,027
Total current liabilities	16,511,715	15,098,294	8,320,971
Non-current liabilities
Lease liability (note 10)	87,431	112,712
Derivative warrant liability (notes 8, 9 and 11) (notes 9, 10 and 12)	25,198,873	18,763,797	116,809
Total liabilities	41,798,019	33,974,803	8,437,600
Shareholders' Deficiency
Preferred shares
Common shares	137	79	16
Additional paid-in-capital (note 11) (note 12)	31,901,497	30,133,058	24,284,765
Shares to be issued		549,363	107,337
Deficit accumulated during the exploration stage	(64,192,278)	(63,924,419)	(32,602,628)
Total shareholders' deficiency	(32,290,644)	(33,241,919)	(8,210,510)
Total shareholders' deficiency and liabilities	$ 9,507,375	$ 732,884	$ 227,090